Label	Element	Value
Class IS | Mortgage-Backed Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	45.90%
Class IS | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	38.50%
Class IS | Asset-Backed Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	11.90%
Class IS | Corporate Bonds & Notes [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.20%
Class IS | Preferred Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.90%
Class IS | Convertible Bonds & Notes [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.30%
Class IS | Short-Term Investments [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.30%